FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of foreign currency balances in current liabilities and non-current - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Up to 90 days [Member]
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of foreign currency balances in current liabilities and non-current [Line Items]
Other financial liabilities, current	$ 17,062	$ 179,777
Trade and other accounts payables, current	720,688	1,317,418
Accounts payable to related entities, current		57
Other provisions, current	29
Other non-financial liabilities, current	16,315	29,057
Total current liabilities	754,095	981,129
91 days to 1 year [Member]
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of foreign currency balances in current liabilities and non-current [Line Items]
Other financial liabilities, current	602	177,471
Trade and other accounts payables, current	20,995	50,312
Accounts payable to related entities, current
Other provisions, current	11,655	4,980
Other non-financial liabilities, current	9,071
Total current liabilities	42,323	232,770
More than 1 to 3 years [Member]
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of foreign currency balances in current liabilities and non-current [Line Items]
Other financial liabilities, non-current	32,036	33,205
Accounts payable, non-current	58,449	114,097
Other provisions, non-current	43,301	49,420
Provisions for employees benefits, non-current	55,454	44,816
Total non-current liabilities	189,240	241,538
More than 3 to 5 years [Member]
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of foreign currency balances in current liabilities and non-current [Line Items]
Other financial liabilities, non-current	774	15,375
Accounts payable, non-current		1,451
Other provisions, non-current
Provisions for employees benefits, non-current
Total non-current liabilities	774	16,826
More than 5 years [Member]
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of foreign currency balances in current liabilities and non-current [Line Items]
Other financial liabilities, non-current	170,437	359,623
Accounts payable, non-current		342
Other provisions, non-current
Provisions for employees benefits, non-current
Total non-current liabilities	170,437	359,965
Argentine peso | Up to 90 days [Member]
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of foreign currency balances in current liabilities and non-current [Line Items]
Other financial liabilities, current	1	1
Trade and other accounts payables, current	45,345	234,358
Other non-financial liabilities, current	87	1,604
Total current liabilities	45,433	28,128
Argentine peso | 91 days to 1 year [Member]
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of foreign currency balances in current liabilities and non-current [Line Items]
Other financial liabilities, current
Trade and other accounts payables, current	3,446	2,335
Other non-financial liabilities, current	6,563
Total current liabilities	10,009	2,335
Argentine peso | More than 1 to 3 years [Member]
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of foreign currency balances in current liabilities and non-current [Line Items]
Other provisions, non-current	1,917	1,074
Total non-current liabilities	1,917	1,074
Argentine peso | More than 3 to 5 years [Member]
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of foreign currency balances in current liabilities and non-current [Line Items]
Other provisions, non-current
Total non-current liabilities
Argentine peso | More than 5 years [Member]
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of foreign currency balances in current liabilities and non-current [Line Items]
Other provisions, non-current
Total non-current liabilities
Brazilian real | Up to 90 days [Member]
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of foreign currency balances in current liabilities and non-current [Line Items]
Other financial liabilities, current		31
Trade and other accounts payables, current	48,511	70,523
Other non-financial liabilities, current	220	859
Total current liabilities	48,731	31,903
Brazilian real | 91 days to 1 year [Member]
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of foreign currency balances in current liabilities and non-current [Line Items]
Other financial liabilities, current		210
Trade and other accounts payables, current	651	653
Other non-financial liabilities, current	11
Total current liabilities	662	863
Brazilian real | More than 1 to 3 years [Member]
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of foreign currency balances in current liabilities and non-current [Line Items]
Other financial liabilities, non-current	16	86
Other provisions, non-current	37,982	27,532
Total non-current liabilities	37,998	27,618
Brazilian real | More than 3 to 5 years [Member]
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of foreign currency balances in current liabilities and non-current [Line Items]
Other financial liabilities, non-current
Other provisions, non-current
Total non-current liabilities
Brazilian real | More than 5 years [Member]
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of foreign currency balances in current liabilities and non-current [Line Items]
Other financial liabilities, non-current
Other provisions, non-current
Total non-current liabilities
Chilean peso | Up to 90 days [Member]
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of foreign currency balances in current liabilities and non-current [Line Items]
Other financial liabilities, current	10,697	135,431
Trade and other accounts payables, current	146,395	280,405
Accounts payable to related entities, current		6
Other provisions, current
Other non-financial liabilities, current	1,568	1,332
Total current liabilities	158,660	212,629
Chilean peso | 91 days to 1 year [Member]
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of foreign currency balances in current liabilities and non-current [Line Items]
Other financial liabilities, current	602	159,541
Trade and other accounts payables, current	1,231	44,438
Accounts payable to related entities, current
Other provisions, current	29	25
Other non-financial liabilities, current	178
Total current liabilities	2,040	204,004
Chilean peso | More than 1 to 3 years [Member]
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of foreign currency balances in current liabilities and non-current [Line Items]
Other financial liabilities, non-current	11,544	1,512
Accounts payable, non-current	17,259	41,456
Provisions for employees benefits, non-current	55,454	44,816
Total non-current liabilities	84,257	87,784
Chilean peso | More than 3 to 5 years [Member]
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of foreign currency balances in current liabilities and non-current [Line Items]
Other financial liabilities, non-current	774	896
Accounts payable, non-current		1,451
Provisions for employees benefits, non-current
Total non-current liabilities	774	2,347
Chilean peso | More than 5 years [Member]
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of foreign currency balances in current liabilities and non-current [Line Items]
Other financial liabilities, non-current	170,437	355,636
Accounts payable, non-current		342
Provisions for employees benefits, non-current
Total non-current liabilities	170,437	355,978
Euro | Up to 90 days [Member]
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of foreign currency balances in current liabilities and non-current [Line Items]
Other financial liabilities, current	621	259
Trade and other accounts payables, current	29,502	134,146
Other non-financial liabilities, current	546	1,375
Total current liabilities	30,669	46,681
Euro | 91 days to 1 year [Member]
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of foreign currency balances in current liabilities and non-current [Line Items]
Other financial liabilities, current		184
Trade and other accounts payables, current	11	887
Other non-financial liabilities, current	173
Total current liabilities	184	1,071
Euro | More than 1 to 3 years [Member]
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of foreign currency balances in current liabilities and non-current [Line Items]
Other financial liabilities, non-current	1,409	135
Other provisions, non-current	2,944	10,820
Total non-current liabilities	4,353	10,955
Euro | More than 3 to 5 years [Member]
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of foreign currency balances in current liabilities and non-current [Line Items]
Other financial liabilities, non-current		90
Other provisions, non-current
Total non-current liabilities		90
Euro | More than 5 years [Member]
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of foreign currency balances in current liabilities and non-current [Line Items]
Other financial liabilities, non-current
Other provisions, non-current
Total non-current liabilities
U.S. dollar | Up to 90 days [Member]
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of foreign currency balances in current liabilities and non-current [Line Items]
Other financial liabilities, current	5,558	43,919
Trade and other accounts payables, current	328,540	472,800
Accounts payable to related entities, current		51
Other non-financial liabilities, current	12,975	21,174
Total current liabilities	347,073	539,429
U.S. dollar | 91 days to 1 year [Member]
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of foreign currency balances in current liabilities and non-current [Line Items]
Other financial liabilities, current		17,460
Trade and other accounts payables, current	2,883	73
Accounts payable to related entities, current
Other non-financial liabilities, current	1,063
Total current liabilities	3,946	17,540
U.S. dollar | More than 1 to 3 years [Member]
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of foreign currency balances in current liabilities and non-current [Line Items]
Other financial liabilities, non-current	18,354	31,413
Accounts payable, non-current	39,717	71,339
Other provisions, non-current	256	9,739
Total non-current liabilities	58,327	112,491
U.S. dollar | More than 3 to 5 years [Member]
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of foreign currency balances in current liabilities and non-current [Line Items]
Other financial liabilities, non-current		14,389
Accounts payable, non-current
Other provisions, non-current
Total non-current liabilities		14,389
U.S. dollar | More than 5 years [Member]
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of foreign currency balances in current liabilities and non-current [Line Items]
Other financial liabilities, non-current		3,987
Accounts payable, non-current
Other provisions, non-current
Total non-current liabilities		3,987
Other currency | Up to 90 days [Member]
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of foreign currency balances in current liabilities and non-current [Line Items]
Other financial liabilities, current	185	136
Trade and other accounts payables, current	60,683	57,858
Other provisions, current	29
Other non-financial liabilities, current	625	1,772
Total current liabilities	120,905	119,839
Other currency | 91 days to 1 year [Member]
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of foreign currency balances in current liabilities and non-current [Line Items]
Other financial liabilities, current		76
Trade and other accounts payables, current	652	309
Other provisions, current	11,626	4,955
Other non-financial liabilities, current	285
Total current liabilities	24,653	5,823
Other currency | More than 1 to 3 years [Member]
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of foreign currency balances in current liabilities and non-current [Line Items]
Other financial liabilities, non-current	713	59
Accounts payable, non-current	1,473	1,302
Total non-current liabilities	2,186	1,361
Other currency | More than 3 to 5 years [Member]
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of foreign currency balances in current liabilities and non-current [Line Items]
Other financial liabilities, non-current
Accounts payable, non-current
Total non-current liabilities
Other currency | More than 5 years [Member]
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of foreign currency balances in current liabilities and non-current [Line Items]
Other financial liabilities, non-current
Accounts payable, non-current
Total non-current liabilities
Colombian peso | Up to 90 days [Member]
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of foreign currency balances in current liabilities and non-current [Line Items]
Trade and other accounts payables, current	2,330	7,673
Other non-financial liabilities, current	294	941
Total current liabilities	2,624	2,520
Colombian peso | 91 days to 1 year [Member]
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of foreign currency balances in current liabilities and non-current [Line Items]
Trade and other accounts payables, current	31	1,134
Other non-financial liabilities, current	798
Total current liabilities	829	1,134
Colombian peso | More than 1 to 3 years [Member]
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of foreign currency balances in current liabilities and non-current [Line Items]
Other provisions, non-current	202	255
Total non-current liabilities	202	255
Colombian peso | More than 3 to 5 years [Member]
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of foreign currency balances in current liabilities and non-current [Line Items]
Other provisions, non-current
Total non-current liabilities
Colombian peso | More than 5 years [Member]
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of foreign currency balances in current liabilities and non-current [Line Items]
Other provisions, non-current
Total non-current liabilities
Peruvian sol | Up to 90 days [Member]
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of foreign currency balances in current liabilities and non-current [Line Items]
Trade and other accounts payables, current	7,426	2,487
Peruvian sol | 91 days to 1 year [Member]
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of foreign currency balances in current liabilities and non-current [Line Items]
Trade and other accounts payables, current	10,886	310
Mexican peso | Up to 90 days [Member]
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of foreign currency balances in current liabilities and non-current [Line Items]
Trade and other accounts payables, current	12,969	11,297
Mexican peso | 91 days to 1 year [Member]
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of foreign currency balances in current liabilities and non-current [Line Items]
Trade and other accounts payables, current	75	29
Pound sterling | Up to 90 days [Member]
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of foreign currency balances in current liabilities and non-current [Line Items]
Trade and other accounts payables, current	37,788	45,096
Pound sterling | 91 days to 1 year [Member]
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of foreign currency balances in current liabilities and non-current [Line Items]
Trade and other accounts payables, current	19	86
Uruguayan peso | Up to 90 days [Member]
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of foreign currency balances in current liabilities and non-current [Line Items]
Trade and other accounts payables, current	1,199	775
Uruguayan peso | 91 days to 1 year [Member]
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of foreign currency balances in current liabilities and non-current [Line Items]
Trade and other accounts payables, current	$ 1,110	$ 58